Summary of Significant Accounting Policies (Details) - Schedule of Revenue Recognition Digital Assets	12 Months Ended
Jun. 30, 2023 USD ($)
Schedule Of Revenue Recognition Digital Assets Abstract
Balance as at 1 July 2022
Revenue recognized from bitcoin mined	1,773,684
Impairment of bitcoin	(185,290)
Balance as at 30 June 2023	$ 1,588,394